Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	$ 143,425	$ 145,529	$ 191,383
Sales and transfers of oil and gas, net of production cost	(43,169)	(44,911)	(49,797)
Development cost incurred	16,775	14,007	10,929
Net change due to extensions, discoveries and improved recovery related costs			5,858
Revisions of previous quantity estimates	34,971	32,619	31,616
Net change in prices, transfer prices and in production costs	(36,812)	10,226	(63,907)
Changes in estimated future development costs	(17,913)	(23,749)	(16,409)
Accretion of discount	14,343	14,553	19,138
Net change in income taxes	11,574	(4,848)	20,611
Balance at ending	123,193	143,425	145,529
Net change due to purchases and sales of minerals in place			(3,894)
South America 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	47	93	141
Sales and transfers of oil and gas, net of production cost	(44)	(52)	(54)
Development cost incurred	11	34	53
Net change due to extensions, discoveries and improved recovery related costs	61	7	19
Revisions of previous quantity estimates	(2)	26	3
Net change in prices, transfer prices and in production costs	14	(41)	(97)
Changes in estimated future development costs	(71)	(18)	(27)
Accretion of discount	10	13	20
Net change in income taxes	20	(17)	30
Other - unspecified	(6)	3	5
Balance at ending	40	47	93
Total 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	143,472	145,622	191,524
Sales and transfers of oil and gas, net of production cost	(43,213)	(44,963)	(49,851)
Development cost incurred	16,786	14,040	10,982
Net change due to extensions, discoveries and improved recovery related costs	61	7	5,876
Revisions of previous quantity estimates	34,968	32,645	31,619
Net change in prices, transfer prices and in production costs	(36,798)	10,185	(64,004)
Changes in estimated future development costs	(17,984)	(23,767)	(16,436)
Accretion of discount	14,353	14,566	19,159
Net change in income taxes	11,594	(4,865)	20,641
Other - unspecified	(6)	3	5
Balance at ending	123,233	143,472	145,622
Net change due to purchases and sales of minerals in place			(3,894)
Equity Method Investees 5 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	506	691	886
Sales and transfers of oil and gas, net of production cost	(104)	(119)	(123)
Development cost incurred	32	14	37
Net change due to extensions, discoveries and improved recovery related costs	62	2	11
Revisions of previous quantity estimates	92	(31)	82
Net change in prices, transfer prices and in production costs	(12)	(71)	(201)
Changes in estimated future development costs	(2)	(6)	(17)
Accretion of discount	49	60	68
Other - unspecified	(56)	(32)	(53)
Balance at ending	$ 567	$ 506	$ 691